As filed with the Securities and Exchange Commission on December 8, 2016
File No. 333-02381/811-07589

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 149	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 150	☒

THE HARTFORD MUTUAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (610) 386-1844

Alice A. Pellegrino
 Hartford Funds Management Company, LLC
5 Radnor Corporate Center, Suite 300
100 Matsonford Road
Radnor, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on January 6, 2016 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (Date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒                                  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 149 to the Registration Statement of The Hartford Mutual Funds, Inc. (the “Registrant”) on Form N-1A incorporates by reference the Registrant’s Prospectus (Part A) and Statement of Additional Information (Part B) relating to Hartford Global Impact Fund contained in Post-Effective Amendment No. 148, which was filed with the U.S. Securities and Exchange Commission on September 26, 2016. The Registrant’s Other Information (Part C) is filed herewith. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 148 to January 6, 2016.

PART C

OTHER INFORMATION

Item 28. Exhibits

a.(i)	Articles Supplementary dated July 14, 2011 (incorporated by reference to Post-Effective Amendment No. 94 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 30, 2011)

a.(ii)	Articles of Amendment dated July 14, 2011 (incorporated by reference to Post-Effective Amendment No. 94 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 30, 2011)

a.(iii)	Articles of Amendment dated August 8, 2011 (incorporated by reference to Post-Effective Amendment No. 94 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 30, 2011)

a.(iv)	Articles Supplementary dated August 10, 2011 (incorporated by reference to Post-Effective Amendment No. 94 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 30, 2011)

a.(v)	Articles of Amendment dated April 11, 2012 (incorporated by reference to Post-Effective Amendment No. 107 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 17, 2012)

a.(vi)	Articles of Amendment dated April 27, 2012 (incorporated by reference to Post-Effective Amendment No. 107 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 17, 2012)

a.(vii)	Articles Supplementary dated April 27, 2012 (incorporated by reference to Post-Effective Amendment No. 107 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 17, 2012)

a.(viii)	Articles Supplementary dated June 1, 2012 (incorporated by reference to Post-Effective Amendment No. 107 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 17, 2012)

a.(ix)	Articles Supplementary dated October 31, 2012 (incorporated by reference to Post-Effective Amendment No. 109 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 30, 2012)

a.(x)	Certificate of Correction dated January 24, 2013 (incorporated by reference to Post-Effective Amendment No. 116 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2013)

a.(xi)	Articles Supplementary dated February 27, 2013 (incorporated by reference to Post-Effective Amendment No. 116 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2013)

a.(xii)	Articles Supplementary dated June 28, 2013 (incorporated by reference to Post-Effective Amendment No. 121 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 19, 2013)

a.(xiii)	Articles Supplementary dated August 7, 2013 (incorporated by reference to Post-Effective Amendment No. 121 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 19, 2013)

	a.(xiv)	Articles Supplementary dated November 19, 2013 (incorporated by reference to Post-Effective Amendment No. 119 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2013)

	a.(xv)	Articles of Amendment dated February 25, 2014 (incorporated by reference to Post-Effective Amendment No. 123 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2014)

	a.(xvi)	Articles Supplementary dated March 6, 2014 (incorporated by reference to Post-Effective Amendment No. 126 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 30, 2014)

	a.(xvii)	Certificate of Correction dated April 29, 2014 (incorporated by reference to Post-Effective Amendment No. 126 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 30, 2014)

	a.(xviii)	Articles of Amendment dated May 30, 2014 (incorporated by reference to Post-Effective Amendment No. 128 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2014)

a.(xix)	Articles Supplementary dated July 23, 2014 (incorporated by reference to Post-Effective Amendment No. 132 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 29, 2014)

a.(xx)	Articles Supplementary dated October 27, 2014 (incorporated by reference to Post-Effective Amendment No. 134 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 7, 2014)

a.(xxi)	Articles Supplementary dated November 27, 2014 (incorporated by reference to Post-Effective Amendment No. 136 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 19, 2014)

a.(xxii)	Articles Supplementary dated February 18, 2015 (incorporated by reference to Post-Effective Amendment No. 137 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 27, 2015)

a.(xxiii)	Articles of Amendment dated March 24, 2015 (incorporated by reference to Post-Effective Amendment No. 143 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 22, 2015)

a.(xxiv)	Articles Supplementary dated May 26, 2015 (incorporated by reference to Post-Effective Amendment No. 140 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 28, 2015)

a.(xxv)	Articles of Amendment dated May 28, 2015 (incorporated by reference to Post-Effective Amendment No. 143 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 22, 2015)

a.(xxvi)	Articles of Amendment dated July 7, 2015 (incorporated by reference to Post-Effective Amendment No. 143 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 22, 2015)

a.(xxvii)	Articles of Amendment dated August 31, 2015 (incorporated by reference to Post-Effective Amendment No. 143 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 22, 2015)

a.(xxviii)	Articles Supplementary dated February 10, 2016 (incorporated by reference to Post-Effective Amendment No. 144 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 29, 2016)

a.(xxix)	Articles Supplementary dated [ ], 2016 (to be filed by subsequent amendment)

b.	Amended and Restated Bylaws (incorporated by reference to Post-Effective Amendment No. 137 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 27, 2015)

c.	Not Applicable

d.(i).a

Form of Investment Management Agreement with Hartford Funds Management Company, LLC (incorporated by reference to Post-Effective Amendment No. 132 to Registration Statement on form N-1A (File No. 333-02381) filed on August 29, 2014)

d.(i).b

Schedules A and B to the Investment Management Agreement with Hartford Funds Management Company, LLC  (incorporated by reference to Post-Effective Amendment No. 143 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 22, 2015)

d.(i).c	Investment Management Agreement, with Hartford Funds Management Company, LLC (filed herewith)

d.(ii).a

Form of Investment Sub-Advisory Agreement with Wellington Management Company LLP dated January 1, 2013 (incorporated by reference to Post-Effective Amendment No. 116 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2013)

d.(ii).b	Novation Agreement dated December 4, 2014 (incorporated by reference to Post-Effective Amendment No. 137 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 27, 2015)

e.(i).a

Amended and Restated Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 131 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 27, 2014)

e.(i).b

Amendment Number 1 Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 119 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2013)

e.(i).c

Form of Amendment Number 2 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 126 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 30, 2014)

e.(i).d

Amendment Number 3 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 131 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 27, 2014)

e.(i).e

Amendment Number 4 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 132 to Registration Statement on form N-1A (File No. 333-02381) filed on August 29, 2014)

e.(i).f

Form of Amendment Number 5 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 140 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 28, 2015)

e.(i).g

Amendment Number 6 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 144 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 29, 2016)

e.(i).h	Amendment Number 7 to Principal Underwriting Agreement (filed herewith)

e.(ii)	Form of Selling Agreement (filed herewith)

f.	Not Applicable

g.(i)

Custodian Agreement with State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment No. 137 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 27, 2015)

g.(ii)	Form of Prime Broker Margin Account Agreement (incorporated by reference to Post-Effective Amendment No. 132 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 29, 2014)

h.(i)

Transfer Agency and Service Agreement with Hartford Administrative Services Company dated December  1, 2014 (incorporated by reference to Post-Effective Amendment No. 136 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 19, 2014)

h.(ii)	Share Purchase Agreement (incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 19, 2004)

h.(iii).a

Fund Accounting Agreement with Hartford Funds Management Company, LLC dated December 31, 2014 (incorporated by reference to Post-Effective Amendment No. 137 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 27, 2015)

h.(iii).b	Form of Amendment One to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 140 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 28, 2015)

h.(iii).c	Amendment Two to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 143 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 22, 2015)

h.(iii).d	Amendment Three to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 144 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 29, 2016)

h.(iii).e	Form of Amendment Four to Fund Accounting Agreement (filed herewith)

h.(iv)	Form of Amended and Restated Expense Limitation Agreement (filed herewith)

h.(v)	Form of Amended and Restated Transfer Agency Fee Waiver Agreement (filed herewith)

i.	Opinion and Consent of Counsel (to be filed by subsequent amendment)

j.	Not Applicable

k.	Not Applicable

l.	Not Applicable

m.

Amended and Restated Rule 12b-1 Distribution Plan for Class A, Class B, Class C, Class R3 and Class R4 Shares (incorporated by reference to Post-Effective Amendment No. 144 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 29, 2016)

n.	Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment No. 144 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 29, 2016)

o.	Not Applicable

p.(i)

Code of Ethics of Hartford Funds Management Company, LLC, Hartford Funds Distributors, LLC and The Hartford-Sponsored Mutual Funds (incorporated by reference to Post-Effective Amendment No. 143 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 22, 2015)

p.(ii)

Code of Ethics of Wellington Management Company LLP dated January 1, 2015 (incorporated by reference to Post-Effective Amendment No. 140 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 28, 2015)

q.	Powers of Attorney dated August 3, 2016 (filed herewith)

Item 29. Persons Controlled by or Under Common Control with Registrant

As of November 30, 2016, The Hartford Cayman Global All-Asset Fund, Ltd, an exempt company organized under the laws of the Cayman Islands, is 100% owned by The Hartford Global All-Asset Fund.

As of November 30, 2016, The Hartford Cayman Global Real Asset Fund, Ltd, an exempt company organized under the laws of the Cayman Islands, is 100% owned by The Hartford Global Real Asset Fund.

Item 30. Indemnification

Article V, paragraph (f) of the Registrant’s Articles of Restatement provides that the Registrant shall indemnify (i) its directors and officers to the full extent required or permitted by law and (ii) other employees and agents to such extent authorized by the Registrant’s board of directors or bylaws and as permitted by law; provided, however, that no such indemnification shall protect any director or officer of the Registrant against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The rights of indemnification contained in Article V are not exclusive to any other rights to which any officer, director or employee seeking indemnification may be entitled.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys’ fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii)

with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b).  This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i),or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by directors who are parties to the specific proceeding may not be voted).  A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person’s status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant’s various agreements with its service providers provide for indemnification.

Item 31. Business and Other Connections of Investment Adviser

Hartford Funds Management Company, LLC (“HFMC”) serves as investment adviser to the Hartford Global Impact Fund. The executive officers of HFMC are listed in the investment adviser registration on Form ADV for HFMC (File No. 801-77209) and are hereby incorporated herein by reference thereto.  The business and other connections of a substantial nature of each executive officer are given below.

Name	Position with HFMC (1)	Other Business
James E. Davey	Senior Managing Director, Chairman of the Board, President and Manager

Executive Vice President of The Hartford Financial Services Group, Inc. (2) (“The Hartford”); Senior Managing Director, Chairman of the Board and Manager of Hartford Funds Distributors, LLC (3) (“HFD”); President, Senior Managing Director, Director and Chairman of the Board of Hartford Administrative Services Company (4) (“HASCO”) and President, Director, Chairman and Senior Managing Director of the Hartford Funds Management Group, Inc. (5) (“HFMG”)

Walter F. Garger	Secretary, Managing Director and General Counsel	Secretary, Managing Director and General Counsel of HFD, HASCO and HFMG
Vernon J. Meyer	Chief Investment Officer and Managing Director	Senior Vice President of Hartford Life Insurance Company (6) (“HLIC”); and Managing Director of HFMG
Robert W. Paiano	Senior Vice President and	Senior Vice President, Treasurer, Committee Member and

	Treasurer	Director of HLIC; Senior Vice President and Treasurer of Hartford Life, Inc. (7) (“HLI”), The Hartford, HASCO and HFD; and Treasurer of Hartford Investment Management Company (8) (“HIMCO”) and HFMG
Gregory A. Frost	Managing Director, Chief Financial Officer and Manager	Director, Managing Director and Chief Financial Officer of HASCO; Manager, Managing Director and Chief Financial Officer of HFD; and Managing Director and Chief Financial Officer of HFMG
Joseph G. Melcher	Executive Vice President and Chief Compliance Officer	Executive Vice President of HFD, HASCO and HFMG
Anita Baldwin	Vice President	Vice President of HFMG
Shannon O’Neill	Vice President and Controller	Vice President and Controller of HASCO and HFMG; Chief Financial Officer/FINOP, Vice President and Controller of HFD
Michael J. Fixer	Assistant Vice President and Assistant Treasurer	Assistant Treasurer and Assistant Vice President of HLIC, HASCO, HFD, HLI, The Hartford and HFMG; and Assistant Treasurer of HIMCO
Kathleen E. Jorens	Assistant Treasurer and Vice President	Assistant Treasurer and Vice President of HLIC, HASCO, HFD, HLI and The Hartford; Assistant Treasurer of HIMCO; and Vice President and Assistant Secretary of HFMG
Sarah J. Harding	Assistant Secretary	Assistant Secretary of HLIC, HLI, HASCO, HFD, HIMCO and HFMG
Terence Shields	Assistant Secretary	Assistant Vice President and Assistant Secretary of HLIC; Assistant Secretary of HFD, HFMG, HLI and The Hartford
Audrey E. Hayden	Assistant Secretary	Assistant Secretary of HASCO, HFD, HFMG, HLIC, HIMCO and HLI
Holly Elliott	Assistant Secretary	Assistant Secretary of HFMG, HASCO, HIMCO and HFD
Simone Parillo	Assistant Secretary	Assistant Secretary of HFMG, HASCO, HIMCO and HFD
Michael R. Chesman	Senior Vice President and Director of Taxes	Director of Taxes and Senior Vice President of HASCO, HFD, HFMG, The Hartford, HLIC, HIMCO and HLI
Keith R. Percy	Vice President	Vice President of HFD, HFMG, HASCO and HIMCO
Allison Mortensen	Vice President	Vice President of HFMG

(1)	The principal business address for HFMC is 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, PA 19087.
(2)	The principal business address for The Hartford is One Hartford Plaza, Hartford, CT 06155.
(3)	The principal business address for HFD is 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, PA 19087.
(4)	The principal business address for HASCO is 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, PA 19087.
(5)	The principal business address for HFMG is 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, PA 19087.
(6)	The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089.
(7)	The principal business address for HLI is 200 Hopmeadow Street, Simsbury, CT 06089.
(8)	The principal business address for HIMCO is One Hartford Plaza, Hartford, CT 06155.

Wellington Management Company LLP (“Wellington Management”) serves as sub-adviser to certain series of the Registrant. The executive officers of Wellington Management are listed in the investment adviser registration on Form ADV for Wellington Management (File No. 801-15908) and are hereby incorporated herein by reference thereto. The business and other connections of a substantial nature of each executive officer are given below.

Name	Title
Steven C. Angeli	Senior Managing Director, Wellington Management Company LLP Executive Committee Member, Wellington Management Group LLP and Wellington Group Holdings LLP
John E. Butler	Senior Managing Director, Wellington Management International Ltd Executive Committee Member, Wellington Management Group LLP and Wellington Group Holdings LLP
Director, Wellington Management International Ltd

Cynthia M. Clarke	Senior Managing Director and General Counsel, Wellington Management Company LLP
Director, Wellington Management Hong Kong Ltd
Director, Wellington Holdings, Inc.
Director, Wellington Management Advisers, Inc.
Director, Wellington Management Singapore Pte Ltd
Director, Wellington Management International Ltd
Cheryl M. Duckworth	Head of Wellington Management Singapore Ptd Ltd
Executive Committee Member, Wellington Management Group LLP and Wellington Group Holdings LLP
Director, Wellington Management Singapore Pte Ltd
Desmond A. Havlicek	Senior Managing Director, Wellington Management Company LLP
Executive Committee Member, Wellington Management Group LLP and Wellington Group Holdings LLP
Jean M. Hynes	Senior Managing Director, Wellington Management Company LLP Executive Committee Member, Wellington Management Group LLP and Wellington Group Holdings LLP
Director, Wellington Management, Ltd.
Director, Wellington Management International Ltd
Donald J. Kilbride	Senior Managing Director, Wellington Management Company LLP Executive Committee Member, Wellington Management Group LLP and Wellington Group Holdings LLP
Ian R. Link	Senior Managing Director, Wellington Management International Ltd Executive Committee Member, Wellington Management Group LLP and Wellington Group Holdings LLP
Nancy M. Morris	Managing Director and Chief Compliance Officer, Wellington Management Company LLP
Phillip H. Perelmuter	Head of Wellington Management International Ltd
Executive Committee Member, Wellington Management Group LLP and Wellington Group Holdings LLP
Director, Wellington Management International Ltd
Director, Wellington Management, Ltd.
Edward J. Steinborn	Senior Managing Director and Chief Financial Officer, Wellington Management Company LLP
Director, Wellington Holdings, Inc.
Director, Wellington Management Advisers, Inc.
Chair, Wellington Management International Ltd
Director, Wellington Management Investment, Inc.
Manager, Wellington Management Switzerland GmbH
Controller/Head Cashier, Wellington Trust Company, NA
Brendan J. Swords	Chairman and Chief Executive Officer, Wellington Management Company LLP and Wellington Management Group LLP
Executive Committee Member, Wellington Management Group LLP and Wellington Group Holdings LLP
Director, Wellington Management, Ltd.
Director, Wellington Trust Company, NA

Item 32.     Principal Underwriters

Hartford Funds Distributors, LLC (“HFD”) serves as the principal underwriter for the Hartford Global Impact Fund and is an indirect subsidiary of The Hartford Financial Services Group, Inc. HFD is also the principal underwriter for The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

The directors and principal officers of HFD and their position with the Registrant are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Position and Offices with Registrant
James E. Davey	Senior Managing Director, Manager and Chairman of the Board	Director, President and Chief Executive Officer
John A. McLean	President and Chief Executive Officer	None
Keraya S. Jefferson	Chief Compliance Officer	None
Walter F. Garger	Managing Director, General Counsel and Secretary	Chief Legal Officer
Martin A. Swanson	Chief Marketing Officer, Principal and Managing Director	None
Robert W. Paiano**	Senior Vice President and Treasurer	None

Gregory A. Frost	Manager, Chief Financial Officer and Managing Director	None
Andrew S. Decker	AML Officer	AML Compliance Officer
Kathleen E. Jorens**	Vice President and Assistant Treasurer	None
Michael J. Fixer**	Assistant Treasurer and Assistant Vice President	None
Laura S. Quade	Vice President	Vice President
Terence Shields**	Assistant Secretary	None
Sarah Harding**	Assistant Secretary	None
Holly Elliott**	Assistant Secretary	None
Simone Parillo**	Assistant Secretary	None
Joseph G. Melcher	Executive Vice President	Vice President and Chief Compliance Officer
Shannon O’Neill	Vice President, Controller and Financial and Operations Principal (FINOP)	None
Audrey E. Hayden**	Assistant Secretary	None
Michael R. Chesman**	Senior Vice President and Director of Taxes	None
Keith R. Percy**	Vice President	None

*	Unless otherwise indicated, principal business address is 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, PA 19087.
**	Principal business address is One Hartford Plaza, Hartford, CT 06115.

Item 33. Location of Accounts and Records

Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant’s custodian, sub-administrator, and sub-fund accounting agent, State Street Bank and Trust Company,  One Lincoln Street, Boston, Massachusetts, 02111,  the Registrant’s transfer agent, Hartford Administrative Services Company, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, PA 19087, the Registrant’s investment manager, Hartford Funds Management Company, LLC, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, PA 19087, and sub-transfer agent Boston Financial Data Services, 2000 Crown Colony Drive, Quincy, MA, 02169. Registrant’s corporate records are maintained at Hartford Funds Management Company, LLC, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, PA 19087 and its financial ledgers are maintained at State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts, 02111.

Item 34. Management Services

Not Applicable

Item 35. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Radnor, and Commonwealth of Pennsylvania, on the 8th day of December 2016.

THE HARTFORD MUTUAL FUNDS, INC.

By:	/s/ James E. Davey
James E. Davey
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ James E. Davey	Director, President and Chief Executive Officer	December 8, 2016
James E. Davey

/s/ Michael J. Flook	Controller & Treasurer	December 8, 2016
Michael J. Flook	(Chief Accounting Officer & Chief Financial Officer)

*	Director	December 8, 2016
Hilary E. Ackermann

*	Director	December 8, 2016
Lynn S. Birdsong

*	Director	December 8, 2016
Christine Detrick

*	Director	December 8, 2016
Duane E. Hill

*	Director	December 8, 2016
Sandra S. Jaffee

*	Chairman of the Board and Director	December 8, 2016
William P. Johnston

*	Director	December 8, 2016
Phillip O. Peterson

*	Director	December 8, 2016
Lemma W. Senbet

/s/ Alice A. Pellegrino		December 8, 2016
*By: Alice A. Pellegrino
Attorney-in-fact

* Pursuant to Power of Attorney (filed herewith).

Exhibit Index

Exhibit No.	Description
d.(i).c	Investment Management Agreement
e.(i).h	Amendment Number 7 to Principal Underwriting Agreement
e.(ii)	Form of Selling Agreement
h.(iii).e	Form of Amendment Four to Fund Accounting Agreement
h.(iv)	Form of Amended and Restated Expense Limitation Agreement
h.(v)	Form of Amended and Restated Transfer Agency Fee Waiver Agreement
q.	Powers of Attorney dated August 3, 2016